PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

Schedule of Investments
September 30, 2020

Schedule of Investments I 9/30/20 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.1%
	COMMON STOCKS - 97.9% of Net Assets
	Airlines - 0.6%
53,357	Delta Air Lines, Inc.	$1,631,657
	Total Airlines	$1,631,657
	Auto Components - 0.6%
36,509	BorgWarner, Inc.	$1,414,359
	Total Auto Components	$1,414,359
	Banks - 5.3%
167,051	Citizens Financial Group, Inc.	$4,223,049
106,740	East West Bancorp, Inc.	3,494,668
36,679	First Republic Bank	4,000,212
19,652	Signature Bank/New York NY	1,630,919
	Total Banks	$13,348,848
	Building Products - 2.6%
55,237	Trane Technologies Plc	$6,697,486
	Total Building Products	$6,697,486
	Capital Markets - 2.6%
62,183	Apollo Global Management, Inc.	$2,782,689
27,245	Artisan Partners Asset Management, Inc.	1,062,283
23,626	Nasdaq, Inc.	2,899,146
	Total Capital Markets	$6,744,118
	Chemicals - 7.4%
41,800	Albemarle Corp.	$3,731,904
51,230	Celanese Corp.	5,504,663
70,288	Chemours Co.	1,469,722
153,251	Huntsman Corp.	3,403,705
37,905	PPG Industries, Inc.	4,627,442
	Total Chemicals	$18,737,436
	Containers & Packaging - 1.5%
29,479	Ball Corp.	$2,450,295
81,875	Graphic Packaging Holding Co.	1,153,619
	Total Containers & Packaging	$3,603,914
	Electric Utilities - 3.5%
79,465	Avangrid, Inc.	$4,009,804
49,650	Entergy Corp.	4,892,014
	Total Electric Utilities	$8,901,818
	Electrical Equipment - 2.2%
37,439	Eaton Corp. Plc	$3,819,901
8,651	Rockwell Automation, Inc.	1,909,103
	Total Electrical Equipment	$5,729,004
	Electronic Equipment, Instruments & Components - 3.5%
20,878	CDW Corp.	$2,495,547
82,312	Corning, Inc.	2,667,732
35,037	Dolby Laboratories, Inc.	2,322,252
16,295(a)	Keysight Technologies, Inc.	1,609,620
	Total Electronic Equipment, Instruments & Components	$9,095,151
	Energy Equipment & Services - 0.3%
56,627	Helmerich & Payne, Inc.	$ 829,586
	Total Energy Equipment & Services	$ 829,586
	Equity Real Estate Investment Trusts (REITs) - 12.6%
13,007	Alexandria Real Estate Equities, Inc.	$2,081,120
124,369	American Homes 4 Rent,	3,542,029
57,824	Americold Realty Trust	2,067,208
28,208	Camden Property Trust	2,509,948
11,139	CoreSite Realty Corp.	1,324,204
101,960	Duke Realty Corp.	3,762,324
19,978	Extra Space Storage, Inc.	2,137,446
36,437	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,540,192
87,042	Healthpeak Properties, Inc.	2,363,190
20,573	Mid-America Apartment Communities, Inc.	2,385,440
42,403	Rayonier, Inc.	1,121,135
31,000	Sun Communities, Inc.	4,358,910
118,156	VICI Properties, Inc.	2,761,306
	Total Equity Real Estate Investment Trusts (REITs)	$31,954,452
	Food & Staples Retailing - 0.8%
31,525	Sysco Corp.	$1,961,486
	Total Food & Staples Retailing	$1,961,486
	Food Products - 0.8%
29,873	Kraft Heinz Co.	$ 894,696
19,234	Tyson Foods, Inc.	1,144,038
	Total Food Products	$2,038,734
	Health Care Equipment & Supplies - 6.9%
81,274(a)	Hologic, Inc.	$5,402,283
14,912	STERIS Plc	2,627,345
12,783	West Pharmaceutical Services, Inc.	3,514,047
45,031	Zimmer Biomet Holdings, Inc.	6,130,520
	Total Health Care Equipment & Supplies	$17,674,195
Shares		Value
	Health Care Providers & Services - 2.2%
37,215	McKesson Corp.	$5,542,430
	Total Health Care Providers & Services	$5,542,430
	Hotels, Restaurants & Leisure - 4.4%
32,249	Dunkin' Brands Group, Inc.	$2,641,516
26,951	Hilton Worldwide Holdings, Inc.	2,299,459
211,839	International Game Technology Plc	2,357,768
93,279	MGM Resorts International	2,028,818
112,452(a)	Norwegian Cruise Line Holdings, Ltd.	1,924,054
	Total Hotels, Restaurants & Leisure	$11,251,615
	Household Durables - 2.5%
32,342	Lennar Corp.	$2,641,695
20,673	Whirlpool Corp.	3,801,558
	Total Household Durables	$6,443,253
	Insurance - 6.2%
12,273	Assurant, Inc.	$1,488,838
89,355	Brown & Brown, Inc.	4,045,101
75,754	First American Financial Corp.	3,856,636
93,248	Hartford Financial Services Group, Inc.	3,437,121
193,710	Old Republic International Corp.	2,855,286
	Total Insurance	$15,682,982
	Internet & Direct Marketing Retail - 0.7%
19,468	Expedia, Inc.	$1,785,021
	Total Internet & Direct Marketing Retail	$1,785,021
	IT Services - 1.2%
28,545	Booz Allen Hamilton Holding Corp.	$2,368,664
8,519(a)	Euronet Worldwide, Inc.	776,081
	Total IT Services	$3,144,745
	Machinery - 6.8%
111,504(a)	Ingersoll Rand, Inc.	$3,969,542
42,441	Otis Worldwide Corp.	2,649,167
69,862	PACCAR, Inc.	5,957,831
30,094	Stanley Black & Decker, Inc.	4,881,247
	Total Machinery	$17,457,787
	Media - 0.6%
44,810(a)	Liberty Media Corp.-Liberty SiriusXM	$1,482,315
	Total Media	$1,482,315
	Metals & Mining - 1.3%
33,245	Reliance Steel & Aluminum Co.	$3,392,320
	Total Metals & Mining	$3,392,320
	Multiline Retail - 1.9%
22,974	Dollar General Corp.	$4,815,810
	Total Multiline Retail	$4,815,810
	Multi-Utilities - 2.1%
98,670	Public Service Enterprise Group, Inc.	$5,417,970
	Total Multi-Utilities	$5,417,970
	Oil, Gas & Consumable Fuels - 0.4%
32,035	Marathon Petroleum Corp.	$ 939,907
	Total Oil, Gas & Consumable Fuels	$ 939,907
	Pharmaceuticals - 0.6%
35,524	Perrigo Co. Plc	$1,630,907
	Total Pharmaceuticals	$1,630,907
	Real Estate Management & Development - 0.3%
15,900(a)	CBRE Group, Inc.	$ 746,823
	Total Real Estate Management & Development	$ 746,823
	Road & Rail - 3.8%
46,046	JB Hunt Transport Services, Inc.	$5,819,293
20,412	Kansas City Southern	3,691,102
	Total Road & Rail	$9,510,395
	Semiconductors & Semiconductor Equipment - 2.1%
16,144	Lam Research Corp.	$5,355,772
	Total Semiconductors & Semiconductor Equipment	$5,355,772
	Software - 1.1%
28,705(a)	Manhattan Associates, Inc.	$2,741,040
	Total Software	$2,741,040
	Specialty Retail - 5.2%
71,669(a)	AutoNation, Inc.	$3,793,440
53,882	Best Buy Co., Inc.	5,996,528
54,535	Foot Locker, Inc.	1,801,291
3,264(a)	O'Reilly Automotive, Inc.	1,504,965
	Total Specialty Retail	$13,096,224
	Textiles, Apparel & Luxury Goods - 1.9%
40,916	Columbia Sportswear Co.	$3,558,874
18,408	Ralph Lauren Corp.	1,251,192
	Total Textiles, Apparel & Luxury Goods	$4,810,066
Shares		Value
	Trading Companies & Distributors - 1.4%
62,820	Applied Industrial Technologies, Inc.	$3,461,382
	Total Trading Companies & Distributors	$3,461,382
	TOTAL COMMON STOCKS
	(Cost $215,136,025)	$249,071,008
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2% of Net Assets
1,000,000(b)	U.S. Treasury Bills, 10/27/20	$ 999,944
2,000,000(c)	U.S. Treasury Floating Rate Note, 0.254% (3 Month U.S. Treasury Bill Money Market Yield + 15 bps), 1/31/22	2,003,269
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $3,002,073)	$3,003,213
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.1%
	(Cost $218,138,098)	$252,074,221
	OTHER ASSETS AND LIABILITIES - 0.9%	$2,365,377
	NET ASSETS - 100.0%	$254,439,598

bps	Basis Points.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2020.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2020, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$249,071,008	$–	$–	$249,071,008
U.S. Government and Agency Obligations	–	3,003,213	–	3,003,213
Total Investments in Securities	$249,071,008	$3,003,213	$–	$252,074,221

For the nine months ended September 30, 2020, there were no transfers between Levels 1, 2 and 3.